SCHEDULE OF SHARE CAPITAL (Details) (Parenthetical)	Feb. 17, 2026	Nov. 18, 2025 $ / shares	Oct. 23, 2025 $ / shares	Aug. 07, 2025 $ / shares	Jun. 16, 2025 $ / shares	Jan. 15, 2025 $ / shares	Jul. 15, 2024 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 € / shares	Nov. 17, 2025 $ / shares	Oct. 22, 2025 $ / shares	Aug. 06, 2025 $ / shares	Jun. 15, 2025 $ / shares	Jan. 14, 2025 $ / shares	Jul. 14, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Reverse share splits, description	1-for-4.8828125	1-for-8	1-for-10.89958	1-for-7	1-for-4.1	1-for-28.5	1-for-75
Nonadjusting Events [Member]
IfrsStatementLineItems [Line Items]
Reverse share splits, description	1:4.8828125
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share		$ 0.00000000002502543568	$ 0.00000000000312817946	$ 0.000000000000287	$ 0.000000000000041	$ 4.70250014886352	$ 0.165	$ 0.00000000012219451015625		$ 0.00000000000312817946	$ 0.000000000000287	$ 0.00000000000041	$ 0.00000000000001	$ 0.165	$ 0.0022
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share								0.0001
Deferred shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)								0.0001	€ 1
New deferred shares [member]
IfrsStatementLineItems [Line Items]
Par value per share								$ 0.00000000000001